DERIVATIVE ASSET (Detail Textuals)	1 Months Ended
	Jan. 22, 2016 USD ($) oz	Jul. 31, 2017 USD ($)
Blendcore LLC.
Loans and Leases Receivable Disclosure [Line Items]
Advance given to Blendcore LLC		$ 215,000
Loan agreement with Blendcore and Petaquilla Gold
Loans and Leases Receivable Disclosure [Line Items]
Royalty percentage on gold produced	12.50%
Royalty period	12 months
Reduced royalty percentage for monthly production between ranges	5.00%
Royalty extension period	12 months
Provision for second loan principal amount	$ 250,000
Royalty Agreement Survival Period	1 year
Derivative discount rate	10.00%
Loan agreement with Blendcore and Petaquilla Gold | Gold, ounces
Loans and Leases Receivable Disclosure [Line Items]
Maximum gold ounces to be produced per month | oz	1,000
Range of monthly production for reduced royalty percentage	1,001 and 2,000 ounces of gold per month
Minimum gold ounces to be produced for loan forgiven | oz	12,000
Loan agreement with Blendcore and Petaquilla Gold | Blendcore LLC.
Loans and Leases Receivable Disclosure [Line Items]
Loan principal amount	$ 250,000